Document and Entity Information	6 Months Ended
Feb. 28, 2018
Document And Entity Information
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Document Type	S-1/A
Document Period End Date	Feb. 28, 2018
Amendment Flag	true
AmendmentDescription	Amendment description
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018